Nature of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation

1.Nature of the Business and Basis of Presentation

Nature of Business

Gelesis Holdings, Inc., or the Company, formerly known as Capstar Special Purpose Acquisition Corp. or “CPSR”, is a commercial stage biotherapeutics company incorporated under the laws of the State of Delaware. The Company aims to transform weight management through proprietary biomimetic hydrogel technology, inspired by the compositional and mechanical properties of raw vegetables. Since its inception, the Company has devoted substantially all of its efforts to business planning, licensing technology, research and development, commercial activities, recruiting management and technical staff and raising capital and has financed its operations through the issuance of redeemable convertible preferred and common stock, a license and collaboration agreement, supply and distribution agreements, long-term loans, convertible bridge note financings, and government grants.

The Company currently manufactures and markets its first product, Plenity® (the “Product”), which is based on a proprietary hydrogel technology. Plenity® received de novo clearance from the FDA on April 12, 2019 as a Class II medical device to aid in weight management in adults with excess weight or obesity, Body Mass Index (BMI) of 25 to 40 kg/m2, when used in conjunction with diet and exercise. In June 2019, the Company received approval to market Plenity in Europe through a Conformité Européenne (CE) mark for Plenity as a Class III medical device indicated for weight loss in overweight and obese adults with a Body Mass Index (BMI) of 25-40 kg/m2, when used in conjunction with diet and exercise. Plenity, which is available by prescription in the United States, became available for first commercial sale in May 2020 to a limited number of consumers. In October 2020, availability was increased to test commercial interest and consumer experience. Activities associated with a full commercial launch of Plenity in the United States began in late 2021, and in February 2022, the Company launched the first national broad awareness media campaign for the product.

On July 19, 2021, Gelesis, Inc. (together with its consolidated subsidiaries, “Legacy Gelesis”) entered into a Business Combination Agreement (as amended on November 8, 2021 and December 30, 2021, the “Business Combination Agreement”) with CPSR, a Delaware corporation and special purpose acquisition company, and CPSR Gelesis Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of CPSR (“Merger Sub”). On January 13, 2022, Legacy Gelesis, CPSR, and Merger Sub consummated the business combination (“Business Combination”) pursuant to the terms of the Business Combination Agreement. Pursuant to the Business Combination Agreement, on the closing date, (i) Merger Sub merged with and into Legacy Gelesis (the “Merger”), with Legacy Gelesis as the surviving company in the Merger, and, after giving effect to such Merger, Legacy Gelesis became a wholly-owned subsidiary of CPSR and (ii) CPSR changed its name to “Gelesis Holdings, Inc.” (together with its consolidated subsidiaries, “Gelesis Holdings”). The Business Combination, together with the PIPE Investment and the sale of the Backstop Purchase Shares, generated approximately $105 million in gross proceeds and $70.5 million in net proceeds (See Note 3). On January 14, 2022, Gelesis Holdings’ common stock and public warrants began trading on the New York Stock Exchange under the symbols “GLS” and “GLS.W”, respectively.

The Business Combination was accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States. Under this method of accounting, CPSR has been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the Legacy Gelesis’ stockholders comprising a relative majority of the voting power of the combined company, the Legacy Gelesis’ operations prior to the acquisition comprising the only ongoing operations of Gelesis Holdings, the majority of Gelesis Holdings’ board of directors appointment by Legacy Gelesis, and Legacy Gelesis’ senior management comprising the entirety of the senior management of Gelesis Holdings. Accordingly, for accounting purposes, the consolidated financial statements of Gelesis Holdings will represent a continuation of the consolidated financial statements of Legacy Gelesis with the Business Combination being treated as the equivalent of Legacy Gelesis issuing stock for the net assets of CPSR, accompanied by a recapitalization. The net assets of CPSR will be stated at historical costs, with no goodwill or other intangible assets recorded.

Going Concern

The unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the ordinary course of business. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has a history of incurring substantial operating losses and has financed its operations primarily from the issuance of equity, promissory notes, government grants, supply and distribution agreements and collaborations and licensing arrangements. Such operating losses and negative cash flows from operations have continued in the first and second quarters of 2022 and the Company expects they will continue in the foreseeable future. Even with proceeds from the Business Combination, and considering the aggregate proceeds from the post-period issuance of three promissory notes and the post-period CMS amendment, the Company expects its cash on hand as of the date of the condensed consolidated financial statements and collection of accounts and grants receivable will only be sufficient to meet the Company’s obligations into the second quarter of 2023, and not at least twelve months beyond the date of issuance of the condensed consolidated financial statements. However, the extension of the Company’s cash runway into the second quarter of 2023 is only achievable with the significant reduction of discretionary spending from prior levels, particularly with respect to the Company’s discretionary sales and marketing activities and manufacturing and supply chain functions, and prior to considerations for any additional funding. These conditions raise substantial doubt about the Company’s ability to continue as a going concern and may adversely impact the sale of Plenity.

The Company will need to raise additional capital in future periods to fund its operations. The Company will seek to raise necessary funds through a combination of equity issuances, debt financings, strategic collaborations and licensing arrangements, government grants, or other financing mechanisms. The Company’s ability to fund the completion of its ongoing and planned clinical studies, as well as its regulatory and commercial efforts, may be substantially dependent upon whether the Company can obtain sufficient funding at acceptable terms. If adequate sources of funding are not available to the Company, the Company may be required to delay, reduce or eliminate research and development programs, reduce or eliminate commercialization efforts, and reduce its headcount. Additionally, the Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of the full-scope product commercialization in targeted markets, clinical trials and preclinical studies, the impact of the COVID-19 pandemic on the Company’s supply chain and results of operations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and development by competitors of technological innovations.

Nature of the Business and Basis of Presentation

1.Nature of the Business and Basis of Presentation

Nature of Business

Gelesis Holdings, Inc., or the Company, formerly known as Capstar Special Purpose Acquisition Corp. or “CPSR”, is a commercial stage biotherapeutics company incorporated under the laws of the State of Delaware. The Company aims to transform weight management through proprietary biomimetic hydrogel technology, inspired by the compositional and mechanical properties of raw vegetables. Since its inception, the Company has devoted substantially all of its efforts to business planning, licensing technology, research and development, commercial activities, recruiting management and technical staff and raising capital and has financed its operations through the issuance of redeemable convertible preferred and common stock, a license and collaboration agreement, supply and distribution agreements, long-term loans, convertible bridge note financings, and government grants.

The Company currently manufactures and markets its first product, Plenity® (the “Product”), which is based on a proprietary hydrogel technology. Plenity® received de novo clearance from the FDA on April 12, 2019 as a Class II medical device to aid in weight management in adults with excess weight or obesity, Body Mass Index (BMI) of 25 to 40 kg/m2, when used in conjunction with diet and exercise. In June 2019, the Company received approval to market Plenity in Europe through a Conformité Européenne (CE) mark for Plenity as a Class III medical device indicated for weight loss in overweight and obese adults with a Body Mass Index (BMI) of 25-40 kg/m2, when used in conjunction with diet and exercise. Plenity, which is available by prescription in the United States, became available for first commercial sale in May 2020 to a limited number of consumers. In October 2020, availability was increased to test commercial interest and consumer experience. Activities associated with a full commercial launch of Plenity in the United States began in late 2021, and in February 2022, the Company launched the first national broad awareness media campaign for the product.

On July 19, 2021, Gelesis, Inc. (together with its consolidated subsidiaries, “Legacy Gelesis”) entered into a Business Combination Agreement (as amended on November 8, 2021 and December 30, 2021, the “Business Combination Agreement”) with CPSR, a Delaware corporation and special purpose acquisition company, and CPSR Gelesis Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of CPSR (“Merger Sub”). On January 13, 2022, Legacy Gelesis, CPSR, and Merger Sub consummated the business combination (“Business Combination”) pursuant to the terms of the Business Combination Agreement. Pursuant to the Business Combination Agreement, on the closing date, (i) Merger Sub merged with and into Legacy Gelesis (the “Merger”), with Legacy Gelesis as the surviving company in the Merger, and, after giving effect to such Merger, Legacy Gelesis became a wholly-owned subsidiary of CPSR and (ii) CPSR changed its name to “Gelesis Holdings, Inc.” (together with its consolidated subsidiaries, “Gelesis Holdings”). The Business Combination, together with the PIPE Investment and the sale of the Backstop Purchase Shares, generated approximately $105 million in gross proceeds and $70.5 million in net proceeds (See Note 3). On January 14, 2022, Gelesis Holdings’ common stock and public warrants began trading on the New York Stock Exchange under the symbols “GLS” and “GLS.W”, respectively.

The Business Combination was accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States. Under this method of accounting, CPSR has been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the Legacy Gelesis’ stockholders comprising a relative majority of the voting power of the combined company, the Legacy Gelesis’ operations prior to the acquisition comprising the only ongoing operations of Gelesis Holdings, the majority of Gelesis Holdings’ board of directors appointment by Legacy Gelesis, and Legacy Gelesis’ senior management comprising the entirety of the senior management of Gelesis Holdings. Accordingly, for accounting purposes, the consolidated financial statements of Gelesis Holdings will represent a continuation of the consolidated financial statements of Legacy Gelesis with the Business Combination being treated as the equivalent of Legacy Gelesis issuing stock for the net assets of CPSR, accompanied by a recapitalization. The net assets of CPSR will be stated at historical costs, with no goodwill or other intangible assets recorded.

Going Concern

The unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the ordinary course of business. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has a history of incurring substantial operating losses and has financed its operations primarily from the issuance of equity, promissory notes, government grants, supply and distribution agreements and collaborations and licensing arrangements. Such operating losses and negative cash flows from operations have continued in the first and second quarters of 2022 and the Company expects they will continue in the foreseeable future. Even with proceeds from the Business Combination, and considering the aggregate proceeds from the post-period issuance of three promissory notes and the post-period CMS amendment, the Company expects its cash on hand as of the date of the condensed consolidated financial statements and collection of accounts and grants receivable will only be sufficient to meet the Company’s obligations into the second quarter of 2023, and not at least twelve months beyond the date of issuance of the condensed consolidated financial statements. However, the extension of the Company’s cash runway into the second quarter of 2023 is only achievable with the significant reduction of discretionary spending from prior levels, particularly with respect to the Company’s discretionary sales and marketing activities and manufacturing and supply chain functions, and prior to considerations for any additional funding. These conditions raise substantial doubt about the Company’s ability to continue as a going concern and may adversely impact the sale of Plenity.

The Company will need to raise additional capital in future periods to fund its operations. The Company will seek to raise necessary funds through a combination of equity issuances, debt financings, strategic collaborations and licensing arrangements, government grants, or other financing mechanisms. The Company’s ability to fund the completion of its ongoing and planned clinical studies, as well as its regulatory and commercial efforts, may be substantially dependent upon whether the Company can obtain sufficient funding at acceptable terms. If adequate sources of funding are not available to the Company, the Company may be required to delay, reduce or eliminate research and development programs, reduce or eliminate commercialization efforts, and reduce its headcount. Additionally, the Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of the full-scope product commercialization in targeted markets, clinical trials and preclinical studies, the impact of the COVID-19 pandemic on the Company’s supply chain and results of operations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and development by competitors of technological innovations.

Gelesis
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation

1.   Nature of the Business and Basis of Presentation

Nature of Business

Gelesis, Inc., or the Company, is a commercial stage biotherapeutics company incorporated in 2006 under the laws of the State of Delaware. The Company aims to transform weight management through proprietary biomimetic hydrogel technology, inspired by the compositional and mechanical properties of raw vegetables. Since its inception, the Company has devoted substantially all of its efforts to business planning, licensing technology, research and development, commercial activities, recruiting management and technical staff and raising capital and has financed its operations through the issuance of redeemable convertible preferred and common stock, a license and collaboration agreement, supply and distribution agreements, long-term loans, convertible bridge note financings, and government grants.

The Company currently manufactures and markets its first product, Plenity®, which is based on a proprietary hydrogel technology. Plenity®, received de novo clearance from the FDA on April 12, 2019 as a Class II medical device to aid in weight management in adults with excess weight or obesity, Body Mass Index (BMI) of 25 to 40 kg/m2, when used in conjunction with diet and exercise. In June 2019, the Company received approval to market Plenity in Europe through a Conformité Européenne (CE) mark for Plenity as a class III medical device indicated for weight loss in overweight and obese adults with a Body Mass Index (BMI) of 25-40 kg/m2, when used in conjunction with diet and exercise. Plenity, which is available by prescription in the United States, became available for first commercial sale in May 2020 to a limited number of consumers. In October 2020 availability was increased to test commercial interest and consumer experience. Activities associated with a full commercial launch in the United States began in late 2021.

On July 19, 2021, the Company entered into a business combination agreement with Capstar Special Purpose Acquisition Corp. (“CPSR”), a special purpose acquisition company. On January 13, 2022, CPSR, a Delaware corporation and the predecessor company consummated the previously announced business combination, pursuant to the terms of the business combination Agreement, dated as of July 19, 2021 (as amended on November 8, 2021 and December 30, 2021), by and among CPSR, CPSR Gelesis Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of CPSR (“Merger Sub”), and Gelesis, Inc.(together with its consolidated subsidiaries, “Legacy Gelesis”). Pursuant to the business combination agreement, on the closing date, (i) Merger Sub merged with and into Legacy Gelesis (the “Merger”), with Legacy Gelesis as the surviving company in the Merger, and, after giving effect to such Merger, Legacy Gelesis became a wholly-owned subsidiary of CPSR and (ii) CPSR changed its name to “Gelesis Holdings, Inc.” (together with its consolidated subsidiaries, “Gelesis Holdings”). The business combination, together with the PIPE financing and the sale of the backstop purchase shares, generated approximately $105 million in gross proceeds. On January 14, 2022, Gelesis Holdings’ securities began trading on the New York Stock Exchange under the symbols “GLS” and “GLS.W”.

The business combination was accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States. Under this method of accounting, CPSR has been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the Legacy Gelesis’ stockholders comprising a relative majority of the voting power of the combined company, the Legacy Gelesis’ operations prior to the acquisition comprising the only ongoing operations of Gelesis Holdings, the majority of Gelesis Holdings’ board of directors appointment by Legacy Gelesis, and Legacy Gelesis’ senior management comprising a majority of the senior management of Gelesis Holdings. Accordingly, for accounting purposes, the financial statements of Gelesis Holdings will represent a continuation of the consolidated financial statements of Legacy Gelesis with the business combination being treated as the equivalent of Legacy Gelesis issuing stock for the net assets of CPSR, accompanied by a recapitalization. The net assets of CPRS will be stated at historical costs, with no goodwill or other intangible assets recorded.

Going Concern

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has a history of incurring substantial operating losses and has financed its operations in recent years primarily from the issuance of redeemable convertible preferred stock, promissory notes, government grants and collaborations and licensing arrangements. The Company expects such operating losses and negative cash flows from operations will continue in 2022. The Company expects its cash on hand as of the date of the consolidated financial statements and gross proceeds of $105 million from the business combination, together with the PIPE financing and the sale of the backstop purchase shares, will only be sufficient to meet the Company’s obligations into the first quarter of 2023, prior to considerations for any additional funding, and not at least twelve months beyond the date of issuance of the consolidated financial statements. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company will need to raise additional capital in future periods to fund its operations. The Company will seek to raise necessary funds through a combination of public or private equity offerings, debt financings, strategic collaborations and licensing arrangements, government grants, or other financing mechanisms. The Company’s ability to fund the completion of its ongoing and planned clinical studies, as well as its regulatory and commercial efforts, may be substantially dependent upon whether the Company can obtain sufficient funding at acceptable terms. If adequate sources of funding are not available to the Company, the Company may be required to delay, reduce or eliminate research and development programs, reduce or eliminate commercialization efforts, and reduce its headcount. Additionally, the Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of the full-scope product commercialization in targeted markets, clinical trials and preclinical studies, the impact of COVID19 pandemic on the Company’s supply chain and results of operations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations.

Nature of the Business and Basis of Presentation

1.   Nature of the Business and Basis of Presentation

Nature of Business

Gelesis, Inc., or the Company, is a commercial stage biotherapeutics company incorporated in 2006 under the laws of the State of Delaware. The Company aims to transform weight management through proprietary biomimetic hydrogel technology, inspired by the compositional and mechanical properties of raw vegetables. Since its inception, the Company has devoted substantially all of its efforts to business planning, licensing technology, research and development, commercial activities, recruiting management and technical staff and raising capital and has financed its operations through the issuance of redeemable convertible preferred and common stock, a license and collaboration agreement, supply and distribution agreements, long-term loans, convertible bridge note financings, and government grants.

The Company currently manufactures and markets its first product, Plenity®, which is based on a proprietary hydrogel technology. Plenity®, received de novo clearance from the FDA on April 12, 2019 as a Class II medical device to aid in weight management in adults with excess weight or obesity, Body Mass Index (BMI) of 25 to 40 kg/m2, when used in conjunction with diet and exercise. In June 2019, the Company received approval to market Plenity in Europe through a Conformité Européenne (CE) mark for Plenity as a class III medical device indicated for weight loss in overweight and obese adults with a Body Mass Index (BMI) of 25-40 kg/m2, when used in conjunction with diet and exercise. Plenity, which is available by prescription in the United States, became available for first commercial sale in May 2020 to a limited number of consumers. In October 2020 availability was increased to test commercial interest and consumer experience. Activities associated with a full commercial launch in the United States began in late 2021.

On July 19, 2021, the Company entered into a business combination agreement with Capstar Special Purpose Acquisition Corp. (“CPSR”), a special purpose acquisition company. On January 13, 2022, CPSR, a Delaware corporation and the predecessor company consummated the previously announced business combination, pursuant to the terms of the business combination Agreement, dated as of July 19, 2021 (as amended on November 8, 2021 and December 30, 2021), by and among CPSR, CPSR Gelesis Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of CPSR (“Merger Sub”), and Gelesis, Inc.(together with its consolidated subsidiaries, “Legacy Gelesis”). Pursuant to the business combination agreement, on the closing date, (i) Merger Sub merged with and into Legacy Gelesis (the “Merger”), with Legacy Gelesis as the surviving company in the Merger, and, after giving effect to such Merger, Legacy Gelesis became a wholly-owned subsidiary of CPSR and (ii) CPSR changed its name to “Gelesis Holdings, Inc.” (together with its consolidated subsidiaries, “Gelesis Holdings”). The business combination, together with the PIPE financing and the sale of the backstop purchase shares, generated approximately $105 million in gross proceeds. On January 14, 2022, Gelesis Holdings’ securities began trading on the New York Stock Exchange under the symbols “GLS” and “GLS.W”.

The business combination was accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States. Under this method of accounting, CPSR has been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the Legacy Gelesis’ stockholders comprising a relative majority of the voting power of the combined company, the Legacy Gelesis’ operations prior to the acquisition comprising the only ongoing operations of Gelesis Holdings, the majority of Gelesis Holdings’ board of directors appointment by Legacy Gelesis, and Legacy Gelesis’ senior management comprising a majority of the senior management of Gelesis Holdings. Accordingly, for accounting purposes, the financial statements of Gelesis Holdings will represent a continuation of the consolidated financial statements of Legacy Gelesis with the business combination being treated as the equivalent of Legacy Gelesis issuing stock for the net assets of CPSR, accompanied by a recapitalization. The net assets of CPRS will be stated at historical costs, with no goodwill or other intangible assets recorded.

Going Concern

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has a history of incurring substantial operating losses and has financed its operations in recent years primarily from the issuance of redeemable convertible preferred stock, promissory notes, government grants and collaborations and licensing arrangements. The Company expects such operating losses and negative cash flows from operations will continue in 2022. The Company expects its cash on hand as of the date of the consolidated financial statements and gross proceeds of $105 million from the business combination, together with the PIPE financing and the sale of the backstop purchase shares, will only be sufficient to meet the Company’s obligations into the first quarter of 2023, prior to considerations for any additional funding, and not at least twelve months beyond the date of issuance of the consolidated financial statements. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company will need to raise additional capital in future periods to fund its operations. The Company will seek to raise necessary funds through a combination of public or private equity offerings, debt financings, strategic collaborations and licensing arrangements, government grants, or other financing mechanisms. The Company’s ability to fund the completion of its ongoing and planned clinical studies, as well as its regulatory and commercial efforts, may be substantially dependent upon whether the Company can obtain sufficient funding at acceptable terms. If adequate sources of funding are not available to the Company, the Company may be required to delay, reduce or eliminate research and development programs, reduce or eliminate commercialization efforts, and reduce its headcount. Additionally, the Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of the full-scope product commercialization in targeted markets, clinical trials and preclinical studies, the impact of COVID19 pandemic on the Company’s supply chain and results of operations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations.